PUBLIC OFFERING (Details) - $ / shares	Feb. 12, 2021	Feb. 09, 2021	Dec. 31, 2023
PUBLIC OFFERING
Warrant exercise price (in Dollars per share)			$ 11.50
Number of shares called by each warrant			0.5
Initial Public Offering
PUBLIC OFFERING
Units issued during period shares	20,125,000	17,500,000
Over-Allotment Option
PUBLIC OFFERING
Units issued during period shares	2,625,000
Purchase price	$ 10.00